SHARE CAPITAL	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(a) Share Capital

The Company is authorised to issue an unlimited number of common shares, with no par value.

During the year ended March 31, 2026, the Company completed a private placement in which a total of 2,338,893 units were issued at $1.06 per unit for gross proceeds of $2,479,227. Each unit consisted of one common share; one-half of one common share purchase Series A warrant with each whole Series A warrant exercisable at $1.50 for a period of two years; and one-half of one common share purchase Series B warrant with each whole Series B warrant exercisable at $2.00 for a period of three years. The Series A warrants are subject to an acceleration clause such that if the closing price of the Company's common shares on the TSX Venture Exchange is at least $2.00 for a period of 10 consecutive trading days, the Series A expiry date can be accelerated to such day that is no less than thirty days from the date notice is given by the Company of such accelerated expiry. The Series B warrants are subject to an acceleration clause such that if the closing price of the Company's common shares on the TSX Venture Exchange is at least $3.00 for a period of 10 consecutive trading days, the Series B expiry date can be accelerated to such day that is no less than thirty days from the date notice is given by the Company of such accelerated expiry. Unit issue costs of $97,670 associated with this private placement consisted of cash finder fees. In addition, 33,424 finder warrants valued at $22,702 were issued entitling the holders thereof to purchase an aggregate of 33,424 units at a price of $1.06 per unit until October 22, 2027 and legal fees.

During the year ended March 31, 2026, the Company issued 411,383 common shares in connection with the exercise of 642,834 options (2025: 1,312,751 common shares on exercise of 1,700,000 options). The carrying value of the options, being $214,252 (2025: $375,000), was removed from share-based payment reserve and added to share capital. Of the 642,834 (2025: 1,700,000) options exercised, 542,084 (2025: 1,250,000) were exercised using a "cashless" exercise method whereby 231,451 (2025: 387,249) fewer shares were issued than exercised as compensation for the $323,467 (2025: $534,500) that would have otherwise been received by the Company upon exercise.

During the year ended March 31, 2026, the Company also issued 650,798 (2025: nil) common shares for gross proceeds of $702,838 (2025: nil) through an at-the-market offering.

During the year ended March 31, 2025, the Company completed a private placement in which a total of 2,361,500 units were issued at $1.30 per unit for gross proceeds of $3,069,950. Each unit consisted of one common share and one-half of one common share purchase warrant with each whole warrant exercisable at $3.00 per a period of two years. Unit issue costs associated with this private placement totaled $73,624.

On August 14, 2024, the Company announced a normal course issuer bid for up to 5,084,319 common shares of the Company over a period of one year, being approximately 5% of the Company's issued and outstanding common shares, with up to 2,033,727 common shares of the Company purchasable over any 30-day period, being 2% of the Company's issued and outstanding common shares. During the year ended March 31, 2025, the Company purchased, and subsequently cancelled, nil (2024: 102,900) of its own common shares at a cost of $nil (2024: $142,866).

(b)   Share Purchase Warrants

Details of share purchase warrants outstanding as at March 31, 2026 are as follows:

	Exercise	Grant Date	March 31,
	Price	Fair Value	2026
Expiry Date	$	$	#

August 19, 2026	3.00	89,737	1,180,750
October 22, 2027	1.50	245,753	1,169,443
April 9, 2028	2.20	42,393	908,000
October 22, 2027	1.06	22,701	33,424
October 22, 2028	2.00	242,092	1,169,443
Less warrant value included in convertible debentures reserve		(42,393)	-
		600,283	4,461,060

The following is a summary of warrants activity for the years ended March 31, 2026 and March 31, 2025:

	Year ended		Year ended
	March 31, 2026		March 31, 2025
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	1,180,750	3.00	-	-
Granted	3,280,310	1.87	1,180,750	3.00
Exercised	-	-	-	-
Expired	-	-	-	-
Balance, end of year	4,461,060	2.17	1,180,750	3.00

The grant date fair value of the 1,180,750 warrants was $0.08. The fair value of these warrants was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 49%; risk-free interest rate of 3.3%; and expected life of 2 years.

On April 9, 2025, the Company issued 908,000 warrants which were valued at $42,393 as part of the issuance of convertible debentures. This value has been included in the convertible debentures reserve on the statement of financial position.

On October 22, 2025, the Company issued 1,169,443 share purchase warrants as part of a private placement financing with an exercise price of $1.50 and an expiry date of October 22, 2027. The grant date fair value of these warrants was $0.30. The fair value of these warrants was estimated on the grant date using the Monte Carlo simulation with the following assumptions: expected dividend yield of 0%; expected volatility of 78%; risk-free interest rate of 2.2%; and expected life of 2 years.

On October 22, 2025, the Company issued 1,169,443 share purchase warrants as part of a private placement financing with an exercise price of $2.00 and an expiry date of October 22, 2028. The grant date fair value of these warrants was $0.30. The fair value of these warrants was estimated on the grant date using the Monte Carlo simulation with the following assumptions: expected dividend yield of 0%; expected volatility of 71%; risk-free interest rate of 2.3%; and expected life of 3 years.

On October 22, 2025, the Company issued 33,424 finder warrants as part of a private placement financing with an exercise price of $1.06 and an expiry date of October 22, 2027. The grant date fair value of these warrants was $0.68.

(c) Stock Options and Equity Reserve

During the year ended March 31, 2026, the Company issued 1,579,000 stock options to a number of consultants, employees, officers and directors at an exercise price of $1.06. The grant date fair value of these stock options was $927,879. The vesting period for the stock options issued was as follows: 504,583 at the date of issuance; 504,583 after 12 months from the date of issuance; 504,583 after 24 months from the date of issuance; and 65,250 after 36 months from the date of issuance.

During the year ended March 31, 2025, the Company issued 2,000,000 stock options to a number of consultants, employees and directors at exercise prices ranging from $1.42 to $1.52. The grant date fair value of these stock options was $1,802,247. The vesting period for the stock options issued was as follows: 621,250 at the date of issuance; 661,250 after 12 months from the date of issuance; 621,250 after 24 months from the date of issuance; and 96,250 after 36 months from the date of issuance.

In addition, during the year ended March 31, 2025, the Company's subsidiary, Triera Biosciences Ltd. ("Triera"), issued 5,000 stock options to a consultant at an exercise price of $1.00. The grant date fair value of these stock options was determined to be trivial and no stock-based compensation was recorded in relation to these options. The vesting period for the Triera stock options issued was as follows: 1,667 on June 1, 2024; 1,667 on June 1, 2025; and 1,666 on June 1, 2026.

The grant date fair value of the stock options was calculated using the Black-Scholes option pricing model. A summary of the inputs used to value the options issued during the years ended March 31 is presented below:

	Triera		The Company
	Mar 31, 2026	Mar 31, 2025	Mar 31, 2026	Mar 31, 2025
Expected dividend yield	N/A	0%	0%	0%
Expected volatility	N/A	98% to 120%	70% to 78%	62% to 77%
Expected forfeiture rate	N/A	0%	7%	7%
Risk-free interest rate	N/A	4.50%	2.4% to 2.7%	4.0% to 4.5%
Expected life	N/A	3 years	3 to 5 years	3 to 5 years

The Company's computation of expected volatility for the years ended March 31, 2026 and 2025 is based on the Company's market close price over a prior period equal to the expected life of the options.

The Company applies the fair value method of accounting for share-based payment awards to directors, officers, employees and non-employees. Accordingly, the following amounts have been recognised as compensation expense and under capital stock as share-based payment reserve:

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2026	2025
	$	$

Share-based compensation expense	786,963	1,529,934

Stock option and share-based payment activity of the Company for the years ended March 31, 2026 and March 31, 2025 are summarised as follows:

	Year ended		Year ended
	March 31, 2026		March 31, 2025
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$
Balance, beginning of year	6,123,334	2.32	7,098,334	2.37
Granted	1,579,000	1.06	2,000,000	1.52
Exercised	(642,834)	0.57	(1,700,000)	0.45
Expired	(1,452,833)	2.78	(1,275,000)	3.84
Balance, end of year	5,606,667	2.05	6,123,334	2.32

At March 31, 2026, outstanding options to acquire common shares of the Company were as follows:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2026	Life (years)	CAD$	2026	CAD$
$1.01 - $4.00	4,581,667	2.98	$1.55	3,077,084	$1.71
$4.01 - $5.67	1,025,000	0.79	$4.27	1,025,000	$4.27
Totals	5,606,667	2.55	$2.05	4,102,084	$2.35

At March 31, 2025, outstanding options to acquire common shares of the Company were as follows:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2025	Life (years)	CAD$	2025	CAD$
$0.40 - $1.00	633,334	0.28	$0.55	633,334	$0.55
$1.01 - $4.00	4,465,000	2.75	$2.12	3,135,416	$2.37
$4.01 - $5.67	1,025,000	1.79	$4.27	1,025,000	$4.27
Totals	6,123,334	2.33	$2.32	4,793,750	$2.54

Stock option and share-based payment activity of the Company's subsidiary, Triera, for the years ended March 31, 2026 and March 31, 2025 are summarised as follows:

	Year ended		Year ended
	March 31, 2026		March 31, 2025
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
		$		$

Balance, beginning of year	190,000	1.00	195,000	1.00
Granted	-	-	5,000	1.00
Exercised	-	-	-	-
Expired	-	-	(10,000)	1.00
Balance, end of year	190,000	1.00	190,000	1.00

At March 31, 2026, outstanding options to acquire common shares of the Company's subsidiary, Triera, were as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2026	Life (years)	CAD$	2026	CAD$

$0.00 - $1.00	190,000	2.30	$1.00	188,333	$1.00

At March 31, 2025, outstanding options to acquire common shares of the Company's subsidiary, Triera, were as follows:

	Options Outstanding			Options Exercisable

		Weighted	Weighted		Weighted
	Number	Average	Average	Number	Average
	Outstanding	Remaining	Exercise	Outstanding	Exercise
Range of exercise Prices	as at Mar 31,	Contractual	Price	as at Mar 31,	Price
CAD$	2025	Life (years)	CAD$	2025	CAD$

$0.00 - $1.00	190,000	3.22	$1.00	186,666	$1.00

(d) Restricted Stock Units

On October 1, 2025, the Company issued 654,000 restricted stock units ("RSUs") to a number of officers, directors and employees with a vesting date of October 1, 2026. The fair value of these RSUs was the grant date share value of $1.06. Subsequent to the issuance date, 58,000 of these RSUs expired due to departures from the Company leaving 596,000 still outstanding at March 31, 2026.

On November 24, 2025, the Company issued 425,000 restricted stock units ("RSUs") to a number of officers and directors with a vesting date of December 1, 2026. The fair value of these RSUs was the grant date share value of $1.08.

Share-based compensation recognized during the year ended March 31, 2026 related to the vesting of the RSUs amounted to $469,171 (2025 - $nil).